Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 18, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 30, 2015
Rockefeller Equity Allocation Fund | Rockefeller Equity Allocation Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	ROCKX
Rockefeller Equity Allocation Fund | Rockefeller Equity Allocation Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RACKX
Rockefeller Core Taxable Bond Fund | Rockefeller Core Taxable Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCFIX
Rockefeller Core Taxable Bond Fund | Rockefeller Core Taxable Bond Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCFAX
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCTEX
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCTAX
Rockefeller Intermediate Tax Exempt New York Bond Fund | Rockefeller Intermediate Tax Exempt New York Bond Fund - Advisor Class Shares
Risk/Return:
Trading Symbol	RCNEX
Rockefeller Intermediate Tax Exempt New York Bond Fund | Rockefeller Intermediate Tax Exempt New York Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	RCNYX